Distribution of Interest Income by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Disclosure [Line Items]
Interest income	$ 986	$ 1,151	$ 1,194
Ireland
Segment Reporting Disclosure [Line Items]
Interest income	355	464	762
Rest Of Europe
Segment Reporting Disclosure [Line Items]
Interest income	501	661	364
United States
Segment Reporting Disclosure [Line Items]
Interest income		3	18
Other
Segment Reporting Disclosure [Line Items]
Interest income	$ 130	$ 23	$ 50